DISCLOSURES ABOUT FAIR VALUE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8:	DISCLOSURES ABOUT FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

Fair Value Measurement Using
Quoted prices
		in active	Significant
		markets of	other	Significant
		identical	observable	Unobservable
	Recorded	assets	inputs	Inputs
	value	(Level 1)	(Level 2)	(Level 3)

September 30, 2011
Assets:
Available-for-sale securities	$105,618	$105,618	$-	$-

December 31, 2010
Assets:
Available-for-sale securities	$352,500	$101,500	$251,000	$-

At September 30, 2011 and December 31, 2010, the Company's available-for-sale equity securities were valued using Level 1 and Level 2 inputs as summarized above.  Level 1 inputs are based on unadjusted prices for identical assets in active markets that the Company can access.  Level 2 inputs are based on quoted prices for similar assets other than quoted prices in Level 1, quoted prices in markets that are not yet active, or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets.  The Company recorded an other than temporary decline in available-for-sale securities in the amount of $147,973 at September 30, 2011.

The Company does not have any investments that are measured on a recurring basis using Level 3 inputs.

Certain assets are not carried at fair value on a recurring basis, including investment accounted for under the equity and cost methods.  Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

In the fourth quarter of 2010, the Company considered a cost basis investment to be impaired and recognized an impairment loss of $250,000 in the consolidated statement of operations.  This impairment was determined using Level 3 inputs to determine the estimated fair value, which was determined to be less than the recorded amounts.

See Note 2 for further details of the Company's investments.

14.	DISCLOSURES ABOUT FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

Fair Value Measurement Using
Quoted prices
		in active	Significant
		markets of	other	Significant
		identical	observable	Unobservable
	Recorded	assets	inputs	Inputs
	value	(Level 1)	(Level 2)	(Level 3)

December 31, 2010
Assets:
Available-for-sale securities	$352,500	$101,500	$251,000	$-

December 31, 2009
Assets:
Available-for-sale securities	$83,286	$83,286	$-	$-

At December 31, 2010 and 2009, the Company's available-for-sale equity securities were valued using Level 1 and Level 2 inputs as summarized above.  Level 1 inputs are based on unadjusted prices for identical assets in active markets that the Company can access.  Level 2 inputs are based on quoted prices for similar assets other than quoted prices in Level 1, quoted prices in markets that are not yet active, or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets.

The Company does not have any investments that are measured on a recurring basis using Level 3 inputs.

Certain assets are not carried at fair value on a recurring basis, including investment accounted for under the equity and cost methods.  Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

In 2010, the Company considered a cost basis investment to be impaired and recognized an impairment loss of $250,000 in the consolidated statement of operations.  In 2009, the Company considered an equity method investment to be impaired and recognized an impairment loss of $50,000 in the consolidated statement of operations.  These impairments were determined using Level 3 inputs to determine the estimated fair value, which was determined to be less than the recorded amounts.

See Note 3 for further details of the Company's investments.